Rule 497(d)


                                    FT 4527
                 STRATEGIC DIVIDEND SELECT PORTFOLIO, SERIES 12

              Supplement to the Prospectus dated December 18, 2013

      Notwithstanding anything to the contrary in the Prospectus, the Ticker Symbol, as set forth in the Summary of Essential Information, should be replaced with FWZPVX.


December 26, 2013